Finance Costs - Schedule of finance costs (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Costs [Abstract]
Interests on margin loans payable	$ 0	$ 0	$ 12,475,296
Interests on convertible bond	430,702	8,085,419	7,717,348
Interests on bank borrowings	6,298,576	4,740,504	1,317,435
Total Finance costs	$ 6,729,278	$ 12,825,923	$ 21,510,079